CONSOLIDATED BALANCE SHEETS (Parenthetical) - JPY (¥) ¥ in Millions		Mar. 31, 2016	Mar. 31, 2015
CONSOLIDATED BALANCE SHEETS [Abstract]
Loans receivable, fair value	[1]	¥ 301,766	¥ 317,218
Receivables from customers, fair value		1,542	1,803
Securities purchased under agreements to resell, fair value		1,098,969	1,529,451
Trading assets, securities pledged as collateral		6,483,857	8,114,490
Trading assets, fair value		5,761	8,133
Private equity investments, fair value		7,145	6,539
Office buildings, land, equipment and facilities, net of accumulated depreciation and amortization		402,599	383,992
Other assets, fair value		60,359	90,984
Short-term borrowings, fair value		330,816	189,018
Securities sold under agreements to repurchase, fair value		442,247	982,567
Securities loaned, fair value		129,201
Other liabilities, fair value		17,739	15,786
Long-term borrowings, fair value		¥ 2,703,816	¥ 2,578,489
Common stock
Authorized		6,000,000,000	6,000,000,000
Issued		3,822,562,601	3,822,562,601
Outstanding		3,608,391,999	3,598,865,213
Common stock held in treasury, shares		214,170,602	223,697,388

[1]	Includes loans receivable and loan commitments carried at fair value through election of the fair value option.